UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:GENERAL AMERICAN INVESTORS COMPANY, INC.
Address: 100 PARK AVE 35TH FLOOR
         NEW YORK, NY 10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name: Eugene S. Stark
Title: Vice-President, Administration
Phone: 212-916-8447
Signature, Place, and Date of Signing:

  Eugene S. Stark   New York, NY   February 06, 2012


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $964056488



List of Other Included Managers:

No.   13F File Number    Name

                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER             TITLE OF CLASS CUSIP      x$1000   PRN AMT PRN CALL DSCRETN MANAGERS    SOLE        SHARED   NONE
----------------             -------------- -----      ------   ------------------------ -------- ----   ------   ---- -------
Apple Inc.                       COMMON     037833100    24300    60000  SH       SOLE                  60000        0        0
ABB Ltd. ADR                     COMMON     000375204    22596  1200000  SH       SOLE                1200000        0        0
Arch Capital Group Ltd.          COMMON     G0450A105    32576   875000  SH       SOLE                 875000        0        0
Adams Express Company            COMMON     006212104     1350   140091  SH       SOLE                 140091        0        0
Alpha Natural Resources, Inc.    COMMON     02076X102     9555   467700  SH       SOLE                 467700        0        0
Aon Corporation                  COMMON     037389103    15467   330492  SH       SOLE                 330492        0        0
Apache Corporation               COMMON     037411105    26855   296478  SH       SOLE                 296478        0        0
ASML Holding N.V.                COMMON     N07059186    24029   575000  SH       SOLE                 575000        0        0
American Express Company         COMMON     025816109    14859   315000  SH       SOLE                 315000        0        0
Berkshire Hathaway Inc. Class A  COMMON     084670108    12623      110  SH       SOLE                    110        0        0
Celgene Corporation              COMMON     151020104    11492   170000  SH       SOLE                 170000        0        0
Central Securities Corporation   COMMON     155123102      780    38102  SH       SOLE                  38102        0        0
Canadian Natural Resources       COMMON     136385101    11211   300000  SH       SOLE                 300000        0        0
Costco Wholesale Corporation     COMMON     22160K105    32870   394500  SH       SOLE                 394500        0        0
Cisco Systems, Inc.              COMMON     17275R102    17357   960000  SH       SOLE                 960000        0        0
Cytokinetics, Incorporated       COMMON     23282W100      509   529900  SH       SOLE                 529900        0        0
Dell Inc.                        COMMON     24702R101    12070   825000  SH       SOLE                 825000        0        0
Diageo plc ADR                   COMMON     25243Q205    30597   350000  SH       SOLE                 350000        0        0
Devon Energy Corporation         COMMON     25179M103     8064   130062  SH       SOLE                 130062        0        0
Epoch Holding Corporation        COMMON     29428R103    37050  1666667  SH       SOLE                1666667        0        0
Ford Motor Company               COMMON     345370860    13601  1264063  SH       SOLE                1264063        0        0
Freeport-McMoRan                 COMMON     35671D857     7358   200000  SH       SOLE                 200000        0        0
Gilead Sciences, Inc.            COMMON     375558103    23105   564500  SH       SOLE                 564500        0        0
Halliburton Company              COMMON     406216101    25883   750000  SH       SOLE                 750000        0        0
International Game Technology    COMMON     459902102    12900   750000  SH       SOLE                 750000        0        0
JPMorgan Chase & Co.             COMMON     46625H100    17290   520000  SH       SOLE                 520000        0        0
JPMorgan Chase & Co.             COMMON     46634E114     1913   225000  SH       SOLE                 225000        0        0
Kohl's Corporation               COMMON     500255104     4935   100000  SH       SOLE                 100000        0        0
MetLife, Inc.                    COMMON     59156R108    10134   325000  SH       SOLE                 325000        0        0
Microsoft Corporation            COMMON     594918104    19989   770000  SH       SOLE                 770000        0        0
M&T Bank Corporation             COMMON     55261F104     8397   110000  SH       SOLE                 110000        0        0
The Manitowoc Company, Inc.      COMMON     563571108     8271   900000  SH       SOLE                 900000        0        0
Nelnet, Inc.                     COMMON     64031N108    15783   645000  SH       SOLE                 645000        0        0
Nucor Corporation                COMMON     670346105     5936   150000  SH       SOLE                 150000        0        0
PepsiCo, Inc.                    COMMON     713448108    21564   325000  SH       SOLE                 325000        0        0
Pfizer Inc.                      COMMON     717081103    16356   755808  SH       SOLE                 755808        0        0
PartnerRe Ltd.                   COMMON     G6852T105    18300   285000  SH       SOLE                 285000        0        0
Platinum Underwriters            COMMON     G7127P100    14838   435000  SH       SOLE                 435000        0        0
QUALCOMM Incorporated            COMMON     747525103    38290   700000  SH       SOLE                 700000        0        0
Everest Re Group, Ltd.           COMMON     G3223R108    20602   245000  SH       SOLE                 245000        0        0
Republic Services, Inc.          COMMON     760759100    26368   957100  SH       SOLE                 957100        0        0
Royce Value Trust, Inc.          COMMON     780910105     1891   154144  SH       SOLE                 154144        0        0
Teradata Corporation             COMMON     88076W103    11157   230000  SH       SOLE                 230000        0        0
Target Corporation               COMMON     87612E106    23561   460000  SH       SOLE                 460000        0        0
The TJX Companies, Inc.          COMMON     872540109    97625  1512400  SH       SOLE                1512400        0        0
The Travelers Companies, Inc.    COMMON     89417E109     8876   150000  SH       SOLE                 150000        0        0
Towers Watson & Co. Class A      COMMON     891894107    12346   206000  SH       SOLE                 206000        0        0
United Technologies Corporation  COMMON     913017109    23754   325000  SH       SOLE                 325000        0        0
Visteon Corporation              COMMON     92839U206    13769   275713  SH       SOLE                 275713        0        0
Vodafone Group Plc ADR           COMMON     92857W209    10598   378100  SH       SOLE                 378100        0        0
Weatherford International Ltd.   COMMON     G95089101    30012  2050000  SH       SOLE                2050000        0        0
Waste Management, Inc.           COMMON     94106L109    20607   630000  SH       SOLE                 630000        0        0
Wal-Mart Stores, Inc.            COMMON     931142103    18705   313000  SH       SOLE                 313000        0        0
Xerox Corporation                COMMON     984121103    13134  1650000  SH       SOLE                1650000        0        0